Term Deposits (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Term Deposits
U.S. Treasury Bills	$ 21,381,369	$ 25,407,439
Certificates of deposit	$ 4,212,967	$ 3,953,776